Intangible assets - Tabular disclosure of Intangible assets other than goodwill activity (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	€ 423,488
Ending Balance	486,933	€ 423,488
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	22,535
Ending Balance	20,990	22,535
Brand [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	380,967
Ending Balance	389,885	380,967
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	8,251
Ending Balance	8,086	8,251
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	11,735
Ending Balance	67,972	11,735
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	495,787	468,206
Additions	4,782	4,193
Acquisition of subsidiaries	61,790	6,256
Disposal	(603)	(201)
Held for sale	(47)
Exchange differences	11,156	17,333
Ending Balance	572,865	495,787
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	50,848	49,070
Acquisition of subsidiaries	1,088	390
Exchange differences	1,206	1,388
Ending Balance	53,142	50,848
Gross carrying amount [member] | Brand [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	381,014	365,298
Acquisition of subsidiaries		682
Exchange differences	9,016	15,034
Ending Balance	390,030	381,014
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	24,112	19,417
Additions	2,991	2,955
Acquisition of subsidiaries	22	1,290
Disposal	(530)	(63)
Held for sale	(36)
Exchange differences	328	513
Ending Balance	26,887	24,112
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	39,813	34,421
Additions	1,791	1,238
Acquisition of subsidiaries	60,680	3,894
Disposal	(73)	(138)
Held for sale	(11)
Exchange differences	606	398
Ending Balance	102,806	39,813
Accumulated Depreciation And Amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	70,793	59,219
Disposal	(463)	(201)
Held for sale	(47)
Exchange differences	1,158	1,631
Ending Balance	83,532	70,793
Amortisation, intangible assets other than goodwill	12,091	10,144
Accumulated Depreciation And Amortisation [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	28,313	24,390
Exchange differences	663	910
Ending Balance	32,152	28,313
Amortisation, intangible assets other than goodwill	3,176	3,013
Accumulated Depreciation And Amortisation [member] | Brand [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	47	7
Exchange differences	(1)
Ending Balance	145	47
Amortisation, intangible assets other than goodwill	99	40
Accumulated Depreciation And Amortisation [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	15,861	12,521
Disposal	(416)	(63)
Held for sale	(36)
Exchange differences	226	360
Ending Balance	18,801	15,861
Amortisation, intangible assets other than goodwill	3,166	3,043
Accumulated Depreciation And Amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	26,572	22,301
Disposal	(47)	(138)
Held for sale	(11)
Exchange differences	270	361
Ending Balance	32,434	26,572
Amortisation, intangible assets other than goodwill	5,650	4,048
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,506
Exchange differences	(6)
Ending Balance	2,400	1,506
Impairment loss recognised in profit or loss intangible assets other than goodwill	900	1,506
Accumulated impairment [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,506
Exchange differences	(6)
Ending Balance	2,400	1,506
Impairment loss recognised in profit or loss intangible assets other than goodwill	€ 900	€ 1,506